Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Income/(loss) for the year	$ (110,084)	$ 27,782	$ (66,628)
Non-cash items:
Depreciation and amortization	3,348	3,571	4,933
Share-based compensation expense	8,222	22,850	4,415
(Gain)/loss on investment held at fair value	(38,485)	2,398	(77,945)
Realized (gain)/loss on sale of investments	(375)	(151)	265
Gain on dilution of ownership interest in associates	(1,699)	(199)	0
Gain on deconsolidation of subsidiary	0	(151,808)	(61,787)
Share of net (gain)/loss of associates accounted for using the equity method	17,928	8,754	6,055
(Gain)/loss on investments in notes from associates	3,628	(13,131)	27,630
(Gain)/loss on disposal of assets	(93)	14	318
Impairment of fixed assets	112	226	1,260
Income taxes expense/(benefit)	(842)	(4,008)	30,525
Finance (income)/costs, net	32,735	(4,773)	(5,078)
Changes in operating assets and liabilities:
Trade and other receivables	(236)	629	9,750
Prepaid expenses and other financial assets	(1,862)	(1,262)	2,834
Deferred revenue	0	0	(283)
Trade and other payables	(1,025)	(9,695)	3,844
Other	0	92	1,374
Income taxes paid	(5,503)	(37,913)	(150)
Interest received	13,621	23,547	14,454
Interest paid	(4,521)	(1,295)	(1,701)
Net cash provided by (used in) operating activities	(85,131)	(134,369)	(105,917)
Cash flows from investing activities:
Purchase of property and equipment	(6)	(11)	(70)
Proceeds from sale of property and equipment	269	255	865
Purchases of intangible assets	0	0	(175)
Investment in preferred shares held at fair value	(888)	(14,400)	0
Sale of investments held at fair value	2,753	298,109	33,309
Investment in convertible notes from associates	(150)	0	(16,850)
Short-term note to associate	0	(660)	0
Repayment of short-term note from associate	0	660	0
Cash derecognized upon loss of control over subsidiary	0	(91,570)	(13,784)
Purchases of short-term investments	(84,049)	(308,942)	(178,860)
Proceeds from maturity of short-term investments	145,310	357,447	244,556
Other	50	0	0
Net cash provided by (used in) investing activities	63,288	240,888	68,991
Cash flows from financing activities:
Receipts from Royalty Purchase Agreement	0	25,000	100,000
Issuance of subsidiary preferred shares	0	68,100	0
Payment of lease liability	(3,579)	(3,394)	(3,338)
Exercise of stock options	106	895	1,153
Repurchase of ordinary shares from Tender Offer, including associated costs	(2,053)	(102,768)	0
Payments of withholding taxes in connection with stock-based awards	(801)	0	0
Purchase of treasury stock	0	(4,791)	(19,650)
Other	0	0	(23)
Net cash provided by (used in) financing activities	(6,328)	(16,958)	78,141
Net increase (decrease) in cash and cash equivalents	(28,171)	89,560	41,215
Cash and cash equivalents at beginning of year	280,641	191,081	149,866
Cash and cash equivalents at end of year	252,470	280,641	191,081
Supplemental disclosure of non-cash investment and financing activities:
Purchase of intangible assets not yet paid in cash	0	0	25
Cost associated with Tender Offer not yet paid in cash	0	2,076	0
Settlement of restricted stock units through issuance of equity	1,404	1,301	1,142
Conversion of note receivable from associate into preferred shares	$ 2,836	$ 0	$ 0